EQUITY (Details textuals) (USD $)	1 Months Ended				2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Oct. 31, 2010	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Aug. 01, 2012	Aug. 02, 2011	Jun. 20, 2011	Feb. 02, 2011	Dec. 29, 2010	Oct. 02, 2010
Expense Related To Common Stock Issue							$ 50,001	$ 0	$ 50,001	$ 0
Cash Payment Of Interest In Lieu Of Which Common Stock Issued One									173,890
Cash Payment Of Interest In Lieu Of Which Common Stock Issued Two									13,151
Unrecognized Costs Related To Unvested Stock Options Granted To Employees							67,000		67,000		539,850
Warrants Issued During Period To Purchase Shares Common Stock									1,000,000			162,500
Number Of Common Stock Shares Purchased Through Placement Agent Warrants Issued									41,700
Warrants Valued and Expensed							96,352			3,502,418	1,000,000
Warrants Exercise Price	$ 6		$ 5	$ 5	$ 6						$ 4.25	$ 6
Exercise Of Warrants Description									Cashless exercise is permitted if the average trading volume of the Company''s Common Stock during at least five (5) of the ten (10) consecutive trading days immediately preceding the date of the notice of exercise is at least 10,000 shares, and will be based upon the average of the last sale price of the Common Stock during the five (5) consecutive trading days prior to the notice of exercise. In certain instances, a holder shall not be permitted to exercise the Warrant if such exercise would result in such holder''s total ownership of the Company''s Common Stock exceeding 4.9%.
Warrants Expiration Date									Jun. 14, 2017
Preferred stock, shares authorized							1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)							$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued							0		0		0	0
Preferred stock, shares outstanding							0		0		0	0
Common stock, shares authorized							400,000,000		400,000,000		400,000,000	200,000,000			400,000,000
Conversion of debt and accrued interest into common stock			398,012						0	398,012	398,012	2,328,023
Exchange Price Of Debt			$ 5.00
Sale Of Common Stock Shares		142,857
Sale of Stock, Price Per Share		$ 7
Proceeds From Sale Of Private Placement			200,000		1,000,000
Warrants Issued To Purchase Common Stock			33,329
Stock Issued During Period, Shares, Reverse Stock Splits								0
Option Granted To Purchase Common Stock						5,000
Fair Value Assumptions, Risk Free Interest Rate	0.20%
Fair Value Assumptions, Expected Term	5 years
Fair Value Assumptions, Expected Dividend Rate	0.00%
Allocated Share-based Compensation Expense, Net of Tax											1,249,997	6,113,789
Salary Expense											200,000
Number Of Warrants Issued																		1,080,000
Number Of Warrants Exercisable													180,000	210,000		210,000		270,000
Number Of Warrants Vested											690,000
Total Number Of Warrants Valued											1,399,985
Options Expiration Period						5 years
Long-term Line of Credit								1,000,000		1,000,000							3,250,000
Line Of Credit Due To Related Party																	1,750,000
Number Of Warrants Issued To Purchase Common Stock	162,500				325,000
Warrants Issued To Related Parties	87,500				175,000							87,500
President [Member]
Option Granted To Purchase Common Stock				200,000
Fair Value Assumptions, Risk Free Interest Rate											0.13%
Fair Value Assumptions, Expected Term											10 years
Fair Value Assumptions, Expected Dividend Rate											0.00%
Fair Value Assumptions, Expected Volatility Rate											402.20%
Chief Operating Officer [Member]
Warrants Issued During Period To Purchase Shares Common Stock			280,000
Warrants Valued and Expensed											249,997
Warrants Exercise Price			$ 5
Option Granted To Purchase Common Stock						50,000
Fair Value Assumptions, Risk Free Interest Rate											0.13%
Fair Value Assumptions, Expected Term											5 years
Fair Value Assumptions, Expected Dividend Rate											0.00%
Fair Value Assumptions, Expected Volatility Rate											339.29%
Chief Executive Officer [Member]
Warrants Valued and Expensed											699,987	699,998
Minimum [Member]
Warrants Exercise Price									$ 0.25
Fair Value Assumptions, Expected Volatility Rate	357.20%
Maximum [Member]
Warrants Exercise Price									$ 5.00
Fair Value Assumptions, Expected Volatility Rate	403.10%
Common Stock Issue One [Member]
Stock Issued During Period, Shares, Issued for Services									11,765
Common Stock Issue Price Per Share							$ 4.25		$ 4.25
Stock Issued During Period Up On Conversion Of Debt			79,602
Common Stock Issue Two [Member]
Stock Issued During Period, Shares, Issued for Services									40,925
Common Stock Issue Price Per Share							$ 4.25		$ 4.25
Common Stock Issue Three [Member]
Stock Issued During Period, Shares, Issued for Services									2,795
Common Stock Issue Price Per Share							$ 4.73		$ 4.73
Warrants Issue One [Member]
Warrants Valued and Expensed											974,985
Warrants Valued and Expensed Pertains To Related Parties											524,992
Warrants Issue Two [Member]
Warrants Valued and Expensed											1,949,942
Warrants Valued and Expensed Pertains To Related Parties											1,049,969
Warrants Issue Three [Member]
Warrants Valued and Expensed											974,939
Warrants Valued and Expensed Pertains To Related Parties											$ 524,967